Changes in the Number of Issued Shares of Common Stock (Detail)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Class of Stock [Line Items]
Balance at beginning of fiscal year	15,494,397,690	11,178,940,660	11,396,255
Issuance of new shares of common stock by conversion of Eleventh series class XI preferred stock	287,787,630	1,315,457,030	59,186
Issuance of new shares of common stock by public offering	5,609,000,000	2,804,400,000
Issuance of new shares of common stock by way of third-party allotment	391,000,000	195,600,000
Cancellation of common stock			(276,500)
Allotment of common stock			11,167,761,719
Balance at end of fiscal year	21,782,185,320	15,494,397,690	11,178,940,660